Financial instruments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 632,800	$ 669,100
Percentage of trade and other current receivables	3.70%	0.50%
Transfer out of level 1 to level 2, assets	$ 0	$ 0
Transfer out of level 2 to level 1, assets	0	0
Transfer out of level 1 to level 2, liabilities	0	0
Transfer out of level 2 to level 1, liabilities Transfer into level 3 assets	0	0
Transfer into level 3 assets	0	0
Transfer out of level 3 assets	0	0
Transfer into level 3 liabilities	0	0
Transfer out of level 3 liabilities	0	0
Long-term debt [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of long-term debt	$ 904,418	$ 1,035,671